TAXATION (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,216)	£ (1,013)	£ (323)
	(235)	(589)	(624)
Tax expense	(1,451)	(1,602)	(947)
UK Corporation Tax [member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,182)	(1,103)	(460)
Adjustments in respect of prior years	(10)	119	155
Current tax expense	(1,192)	(984)	(305)
Foreign Tax [member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(24)	(40)	(20)
Adjustments in respect of prior years		11	2
Current tax expense	(24)	(29)	(18)
DeferredTax [member]
TAXATION (Details) - Schedule of Tax Charges [Line Items]
Current year	(234)	(511)	(617)
Adjustments in respect of prior years	£ (1)	£ (78)	£ (7)